Risk management and concentrations of risk (Details 2) (USD $) In Thousands, unless otherwise specified	3 Months Ended
	Mar. 31, 2015	Mar. 31, 2014
Gain on derivative financial instruments	$ 121	$ 0
Interest Rate Swap [Member]
Ineffective portion of cash flow hedge	0
Amortization of amount excluded from hedge effectiveness	335
Reclassification from accumulated other comprehensive income	(214)
Gain on derivative financial instruments	121
Realized Gains (Losses) [Member] | Interest Rate Swap [Member]
Ineffective portion of cash flow hedge	0
Amortization of amount excluded from hedge effectiveness	0
Reclassification from accumulated other comprehensive income	0
Gain on derivative financial instruments	0
Unrealized Gains (Losses) [Member] | Interest Rate Swap [Member]
Ineffective portion of cash flow hedge	0
Amortization of amount excluded from hedge effectiveness	335
Reclassification from accumulated other comprehensive income	(214)
Gain on derivative financial instruments	$ 121